Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities
Net loss	$ (628,778)	$ (2,026,245)	$ (5,561,705)	$ (7,723,257)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	32,058	29,691	60,853	55,446
Amortization of operating lease right-of-use assets	366,350	359,086	449,349	748,344
Write down of inventories	4,671	44,253	56,583	140,131
Stock based compensation expense	170,441	497,794	757,692	499,631
Research and development		750,000	1,962,000	675,000
Loss on impairment of goodwill	218,606
Changes in credit loss	(6)	(83)	(165)	(2,382)
Changes in operating assets and liabilities:
Accounts receivable	623	2,612	10,792	243,862
Advance to suppliers	5,224	42,947	54,592	(72,567)
Inventories	1,241,004	34,714	(667,626)	2,525,732
Prepaid expenses			885,171	468,223
Other receivables			23,850	37,910
Other current assets	64,373	(109,576)
Operating lease liabilities	(374,839)	(358,790)	(521,844)	(735,151)
Financing lease liabilities			73,036
Accounts payable	(569,402)	(132,281)	298,501	108,784
Advance from customers	(69,088)	124,889
Contract liabilities			101,793	137,172
Accrued liabilities and other payables	(628,084)	50,574	585,722	672,715
Taxes payable	(63,257)		39,627	640,160
Net Cash Used in Operating Activities	(230,104)	(690,415)	(1,391,779)	(1,580,247)
Cash Flows From Investing Activities
Disposal of property, plant, and equipment				18,643
Purchase of property, plant, and equipment			(14,121)
Net Cash (Used in) Provided by Investing Activities			(14,121)	18,643
Cash Flows From Financing Activities
Repayment to loan from a shareholder	(217,000)
Repayment to other loan	(1,726)
Proceed from a unrelated party			65,578
Proceed from loan from a shareholder	200,000	360,000	360,000
Proceed from issuing common stocks	500,000	400,000	750,000
Net Cash Provided by Financing Activities	481,274	760,000	1,175,578
Effect of Exchange Rate Changes on Cash and Cash Equivalents	55,753	(75,313)	23,087	556,574
Net Increase (Decrease) in Cash and Cash Equivalents	306,923	(5,728)	(207,235)	(1,005,030)
Cash and Cash Equivalents, Beginning of Year	161,902	369,137	369,137	1,374,167
Cash and Cash Equivalents, Ending of Year	468,825	363,409	161,902	369,137
Supplemental Disclosure of Cash Flow Information
Income tax payments		4,800	5,854	90,931
Interest expense	$ 18,736	$ 9,368	32,477	$ 6,176
Supplemental Disclosure of Non-Cash Activities
Obtained new right of use of autos			$ 69,700